Fair value measurements (Details 1) - Recurring Fair Value Measurement [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets held for sale [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	$ 76
Derivative Instruments Liabilities [Member] | Foreing Currency Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	137
Derivative Instruments Liabilities [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities		$ 528
Frequent Flyer Liability [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	191,157	171,848
Short Term Borrowings And Long Term Debt [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	3,587,841	3,241,240
Level 1 [Member] | Assets held for sale [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Level 1 [Member] | Derivative Instruments Liabilities [Member] | Foreing Currency Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 1 [Member] | Derivative Instruments Liabilities [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 1 [Member] | Frequent Flyer Liability [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 1 [Member] | Short Term Borrowings And Long Term Debt [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 2 [Member] | Assets held for sale [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	76
Level 2 [Member] | Derivative Instruments Liabilities [Member] | Foreing Currency Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	137
Level 2 [Member] | Derivative Instruments Liabilities [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities		528
Level 2 [Member] | Frequent Flyer Liability [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	191,157	171,848
Level 2 [Member] | Short Term Borrowings And Long Term Debt [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities	3,587,841	3,241,240
Level 3 [Member] | Assets held for sale [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Level 3 [Member] | Derivative Instruments Liabilities [Member] | Foreing Currency Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 3 [Member] | Derivative Instruments Liabilities [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 3 [Member] | Frequent Flyer Liability [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Level 3 [Member] | Short Term Borrowings And Long Term Debt [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities
Derivative Instruments Assets [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	2,990	25,540
Derivative Instruments Assets [Member] | Level 1 [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Derivative Instruments Assets [Member] | Level 2 [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	2,990	25,540
Derivative Instruments Assets [Member] | Level 3 [Member] | Interest Rate Derivatives [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Derivative Instruments Assets [Member] | Aircraft Fuel Hedges [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	20,549
Derivative Instruments Assets [Member] | Aircraft Fuel Hedges [Member] | Level 1 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Derivative Instruments Assets [Member] | Aircraft Fuel Hedges [Member] | Level 2 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	20,549
Derivative Instruments Assets [Member] | Aircraft Fuel Hedges [Member] | Level 3 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Available For Sale Securities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	55	797
Available For Sale Securities [Member] | Level 1 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Available For Sale Securities [Member] | Level 2 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	55	797
Available For Sale Securities [Member] | Level 3 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Revalued Administrative Property [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	147,663	149,371
Revalued Administrative Property [Member] | Level 1 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets
Revalued Administrative Property [Member] | Level 2 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets	147,663	149,371
Revalued Administrative Property [Member] | Level 3 [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets